Intangible assets, net	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Intangible assets, net

13. Intangible assets, net

The Group’s intangible assets, net consist of following:

	As of December 31
	2021	2022
	RMB	RMB
Finite‑lived intangible assets
Non‑compete agreements	7,183,773	7,183,773
Trademarks, patents, software and others	5,268,168	5,413,444
Customer lists	1,553,507	1,563,680
Driver lists	296,332	301,641
Total	14,301,780	14,462,538
Less: accumulated amortization	(11,182,929)	(12,846,495)
Less: accumulated impairment loss	(287,270)	(346,466)
Net book value	2,831,581	1,269,577
Indefinite‑lived intangible assets
Online payment license	398,085	398,085
Others	56,479	56,479
Total	454,564	454,564
Finite and indefinite‑lived intangible assets	3,286,145	1,724,141

13. Intangible assets, net (Continued)

For the years ended December 31, 2020, 2021 and 2022, amortization expenses amounted to RMB1,993,945, RMB1,824,762 and RMB1,631,280, respectively.

For the years ended December 31, 2020, 2021 and 2022, the impairment losses for intangible assets were nil, RMB288,221 and RMB17,736, respectively. For the year ended December 31, 2021, the impairment charge was recorded for the intangible assets generated from the acquisition of 99 Taxis. Refer to Note 14 Goodwill for further information.

As of December 31, 2022, amortization expenses related to finite-lived intangible assets for future periods are estimated to be as follows:

Amortization Expenses
RMB
2023	1,000,676
2024	133,845
2025	54,985
2026	38,321
Thereafter	41,750
Total expected amortization expenses	1,269,577